Financial Instruments - Schedule of Contractual Cash Flow Requirements (Details) - CAD ($) $ in Thousands	Apr. 30, 2025	Apr. 30, 2024
Disclosure Of Financial Instruments [Line Items]
Total liabilities	$ 20,815	$ 24,310
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	5,283
Leases	16,634
Total liabilities	21,917
Liquidity Risk | Not Later Than One Year
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	5,283
Leases	2,695
Total liabilities	7,978
Liquidity Risk | Later Than One Year and Not Later Than Two Years
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	0
Leases	2,692
Total liabilities	2,692
Liquidity Risk | Later Than Two Years and Not Later Than Five Years
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	0
Leases	6,733
Total liabilities	6,733
Liquidity Risk | More than 5 years
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	0
Leases	4,514
Total liabilities	$ 4,514